Summary of Significant Accounting Policies - Net Loss Per Share (Details) - shares	6 Months Ended		11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total	21,889,478	13,893,786	128,547
Shares issuable upon conversion of Series A-1 convertible preferred shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total		13,510,415	125,000
Options
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Total	5,681,471	383,371	3,547